Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 11, 2011
Core Bond Fund (Prospectus Summary) | Core Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMBBX
Core Bond Fund (Prospectus Summary) | Core Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCCYX
Core Plus Bond Fund (Prospectus Summary) | Core Plus Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPZX
Core Plus Bond Fund (Prospectus Summary) | Core Plus Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCPYX

Core Bond Fund (Prospectus Summary) | Core Bond Fund
SCOUT CORE BOND FUND SUMMARY
Supplement dated March 11, 2011 to the Prospectus dated March 11, 2011 for the
        Scout Core Bond Fund and Scout Core Plus Bond Fund (the "Funds")

In connection with the acquisition of Reams Asset Management Company, LLC by
Scout Investments, Inc. (the "Advisor") on November 30, 2010, it is proposed that the Frontegra Columbus Core Fund series (the "Frontegra Core Fund") of
Frontegra Funds, Inc. ("Frontegra") will be reorganized with and into the Scout
Bond Fund and the Frontegra Columbus Core Plus Fund series (the "Frontegra Core
Plus Fund" and, together with the Frontegra Core Fund, the "Frontegra Funds") of
Frontegra will be reorganized with and into the newly created Scout Core Plus
Bond Fund. The reorganization is subject to approval by the shareholders of the
Frontegra Funds. The Frontegra Funds shareholder meeting is scheduled for April of 2011.

Until the reorganization closes, the Advisor will continue to waive advisory fees and/or assume certain fund expenses in order to limit the Total Annual Fund
Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) of the Scout Bond Fund to no more than 0.57%, rather than the lower 0.40% that is reported in the Prospectus. Upon the closing of the reorganization, the Advisor has agreed to waive advisory fees and/or assume certain fund expenses through the later of April 21, 2013 or two years from the date of the closing of the reorganization in order to limit the Total Annual
Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) of the Scout Bond Fund before taking into account any Rule
12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%.

You should keep this Supplement for future reference. Additional copies of the
Prospectus may be obtained free of charge by calling (800) 996-2862.

Investment Objective
The Scout Core Bond Fund's (the "Core Bond Fund") investment objective is a high level of total return consistent with the preservation of capital.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Core Bond Fund (USD $)	Institutional Class	Class Y
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses Core Bond Fund		Institutional Class	Class Y
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.30%	0.45%	[1]
Total Annual Fund Operating Expenses		0.70%	1.10%
Less Advisor's Fee Reduction and/or Expense Assumption	[2]	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses (after Fee Reduction and/or Expense Assumption)		0.40%	0.80%
[1]	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to reduce advisory fees and/or assume certain fund expenses through the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Fund with and into the Scout Core Bond Fund in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it reduced or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Fund with and into the Scout Core Bond Fund, unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Please note that only the first two years in the example reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Core Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	41	162	329	812
Class Y	82	289	547	1,285

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage and asset-backed securities. The Fund invests primarily in investment grade bonds. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard &
Poor's ("S&P").

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The
Advisor employs a two-step process in managing each Fund. The first step is to establish the portfolio's duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor's estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration. The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

Once the Advisor has determined an overall market strategy, the second step is to select the most attractive bonds for each Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest-rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assembles each Fund's portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in each Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. These derivatives may be used to enhance
Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide investment grade fixed income exposure.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities
(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally, the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks: When a Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the
Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swaps: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Performance
The Fund's existing share class was re-designated as Institutional Class shares and a new share class (Class Y) was created. As of the date of this Prospectus,
Class Y shares have not yet commenced operations. Therefore, no performance information is presented for Class Y shares.

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

The bar chart shows how the Fund's returns have changed from year to year.

Annual Total Return for Institutional Class Shares as of December 31 of Each Year

During the periods shown in the bar chart above the Fund's highest quarterly return was 4.75% (quarter ended September 30, 2001) and the Fund's lowest quarterly return was -2.49% (quarter ended June 30, 2004).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Core Bond Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes		3.79%	4.68%	4.66%	Nov 18, 1982
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions		2.98%	3.47%	3.18%	Nov 18, 1982
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares		2.46%	3.29%	3.11%	Nov 18, 1982
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.84%
Barclays Capital 1-5 Year Govt./Credit Index	Barclays Capital 1-5 Year Govt./Credit Index (reflects no deduction for fees, expenses or taxes)	[1]	4.08%	5.05%	4.88%
Lipper Short Investment Grade Debt Funds Index	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for fees, expenses or taxes)	[2]	4.55%	3.77%	3.64%
Lipper Short/Intermediate Inv. Grade Debt Funds Index	Lipper Short/Intermediate Inv. Grade Debt Funds Index (reflects no deduction for fees, expenses or taxes)	[2]	5.86%	4.81%	4.67%
[1]	Effective December 1, 2010, the Fund changed its primary benchmark to the Barclays Capital U.S. Aggregate Bond Index from the Barclays Capital 1-5 Year Govt./Credit Index. The Barclays Capital U.S. Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market, and is widely used as a reference benchmark for bond market performance. This change was made to correspond with a simultaneous change in the Fund's investment policy increasing the expected overall weighted average maturity of the portfolio.
[2]	Effective June 30, 2010, the Lipper Short Investment Grade Debt Funds Index replaced the Lipper Short/Intermediate Investment Grade Debt Funds Index. This change reflects Lipper's change in categorization of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 11, 2011
Core Bond Fund (Prospectus Summary) | Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT CORE BOND FUND SUMMARY
Risk/Return, Supplement Text Block	ck0001105128_SupplementTextBlock
Supplement dated March 11, 2011 to the Prospectus dated March 11, 2011 for the
        Scout Core Bond Fund and Scout Core Plus Bond Fund (the "Funds")

In connection with the acquisition of Reams Asset Management Company, LLC by
Scout Investments, Inc. (the "Advisor") on November 30, 2010, it is proposed that the Frontegra Columbus Core Fund series (the "Frontegra Core Fund") of
Frontegra Funds, Inc. ("Frontegra") will be reorganized with and into the Scout
Bond Fund and the Frontegra Columbus Core Plus Fund series (the "Frontegra Core
Plus Fund" and, together with the Frontegra Core Fund, the "Frontegra Funds") of
Frontegra will be reorganized with and into the newly created Scout Core Plus
Bond Fund. The reorganization is subject to approval by the shareholders of the
Frontegra Funds. The Frontegra Funds shareholder meeting is scheduled for April of 2011.

Until the reorganization closes, the Advisor will continue to waive advisory fees and/or assume certain fund expenses in order to limit the Total Annual Fund
Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) of the Scout Bond Fund to no more than 0.57%, rather than the lower 0.40% that is reported in the Prospectus. Upon the closing of the reorganization, the Advisor has agreed to waive advisory fees and/or assume certain fund expenses through the later of April 21, 2013 or two years from the date of the closing of the reorganization in order to limit the Total Annual
Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) of the Scout Bond Fund before taking into account any Rule
12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%.

You should keep this Supplement for future reference. Additional copies of the
Prospectus may be obtained free of charge by calling (800) 996-2862.

Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Scout Core Bond Fund's (the "Core Bond Fund") investment objective is a high level of total return consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Please note that only the first two years in the example reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage and asset-backed securities. The Fund invests primarily in investment grade bonds. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard &
Poor's ("S&P").

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The
Advisor employs a two-step process in managing each Fund. The first step is to establish the portfolio's duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor's estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration. The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

Once the Advisor has determined an overall market strategy, the second step is to select the most attractive bonds for each Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest-rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assembles each Fund's portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in each Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. These derivatives may be used to enhance
Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide investment grade fixed income exposure.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities
(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally, the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks: When a Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the
Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swaps: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund's existing share class was re-designated as Institutional Class shares and a new share class (Class Y) was created. As of the date of this Prospectus,
Class Y shares have not yet commenced operations. Therefore, no performance information is presented for Class Y shares.

The bar chart and table below provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund's returns have changed from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-996-2862
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.scoutfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return for Institutional Class Shares as of December 31 of Each Year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows how the Fund's returns have changed from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the bar chart above the Fund's highest quarterly return was 4.75% (quarter ended September 30, 2001) and the Fund's lowest quarterly return was -2.49% (quarter ended June 30, 2004).

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2010
Core Bond Fund (Prospectus Summary) | Core Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation agreement may not be terminated prior to the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Fund with and into the Scout Core Bond Fund, unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.49%)
Core Bond Fund (Prospectus Summary) | Core Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation agreement may not be terminated prior to the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Fund with and into the Scout Core Bond Fund, unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.
Core Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Core Bond Fund | Barclays Capital 1-5 Year Govt./Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital 1-5 Year Govt./Credit Index (reflects no deduction for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.88%
Core Bond Fund | Lipper Short Investment Grade Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.64%
Core Bond Fund | Lipper Short/Intermediate Inv. Grade Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Short/Intermediate Inv. Grade Debt Funds Index (reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
Core Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Less Advisor's Fee Reduction and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total Annual Fund Operating Expenses (after Fee Reduction and/or Expense Assumption)	rr_NetExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	812
Annual Return 2001	rr_AnnualReturn2001	8.07%
Annual Return 2002	rr_AnnualReturn2002	9.89%
Annual Return 2003	rr_AnnualReturn2003	2.16%
Annual Return 2004	rr_AnnualReturn2004	2.41%
Annual Return 2005	rr_AnnualReturn2005	0.95%
Annual Return 2006	rr_AnnualReturn2006	3.56%
Annual Return 2007	rr_AnnualReturn2007	5.72%
Annual Return 2008	rr_AnnualReturn2008	5.36%
Annual Return 2009	rr_AnnualReturn2009	4.98%
Annual Return 2010	rr_AnnualReturn2010	3.79%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 18, 1982
Core Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 18, 1982
Core Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 18, 1982
Core Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Less Advisor's Fee Reduction and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[3]
Total Annual Fund Operating Expenses (after Fee Reduction and/or Expense Assumption)	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	289
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,285

[1]	Effective December 1, 2010, the Fund changed its primary benchmark to the Barclays Capital U.S. Aggregate Bond Index from the Barclays Capital 1-5 Year Govt./Credit Index. The Barclays Capital U.S. Aggregate Bond Index represents the securities of the U.S. dollar-denominated investment grade bond market, and is widely used as a reference benchmark for bond market performance. This change was made to correspond with a simultaneous change in the Fund's investment policy increasing the expected overall weighted average maturity of the portfolio.
[2]	Effective June 30, 2010, the Lipper Short Investment Grade Debt Funds Index replaced the Lipper Short/Intermediate Investment Grade Debt Funds Index. This change reflects Lipper's change in categorization of the Fund.
[3]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to reduce advisory fees and/or assume certain fund expenses through the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Fund with and into the Scout Core Bond Fund in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it reduced or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Fund with and into the Scout Core Bond Fund, unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.
[4]	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%.

Core Plus Bond Fund (Prospectus Summary) | Core Plus Bond Fund
SCOUT CORE PLUS BOND FUND SUMMARY
 Supplement dated March 11, 2011 to the Prospectus dated March 11, 2011 for the
        Scout Core Bond Fund and Scout Core Plus Bond Fund (the "Funds")

In connection with the acquisition of Reams Asset Management Company, LLC by
Scout Investments, Inc. (the "Advisor") on November 30, 2010, it is proposed that the Frontegra Columbus Core Fund series (the "Frontegra Core Fund") of
Frontegra Funds, Inc. ("Frontegra") will be reorganized with and into the Scout
Bond Fund and the Frontegra Columbus Core Plus Fund series (the "Frontegra Core
Plus Fund" and, together with the Frontegra Core Fund, the "Frontegra Funds") of
Frontegra will be reorganized with and into the newly created Scout Core Plus
Bond Fund. The reorganization is subject to approval by the shareholders of the
Frontegra Funds. The Frontegra Funds shareholder meeting is scheduled for April of 2011.

Until the reorganization closes, the Advisor will continue to waive advisory fees and/or assume certain fund expenses in order to limit the Total Annual Fund
Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) of the Scout Bond Fund to no more than 0.57%, rather than the lower 0.40% that is reported in the Prospectus. Upon the closing of the reorganization, the Advisor has agreed to waive advisory fees and/or assume certain fund expenses through the later of April 21, 2013 or two years from the date of the closing of the reorganization in order to limit the Total Annual
Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) of the Scout Bond Fund before taking into account any Rule
12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%.

You should keep this Supplement for future reference. Additional copies of the
Prospectus may be obtained free of charge by calling (800) 996-2862.

Investment Objective
The Scout Core Plus Bond Fund's (the "Core Plus Bond Fund") investment objective is a high level of total return consistent with the preservation of capital.

Fees and Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Core Plus Bond Fund (USD $)	Institutional Class	Class Y
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses Core Plus Bond Fund		Institutional Class	Class Y
Management Fees		0.40%	0.40%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.11%	0.26%
Total Annual Fund Operating Expenses		0.51%	0.91%
Less Advisor's Fee Reduction and/or Expense Assumption	[2]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses (after Fee Reduction and/or Expense Assumption)		0.40%	0.80%
[1]	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%. "Other Expenses" for Institutional Class shares and Class Y shares are based on the estimated amounts for the initial fiscal year.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to reduce advisory fees and/or assume certain fund expenses through the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Plus Fund with and into the Scout Core Plus Bond Fund in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it reduced or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Plus Fund with and into the Scout Core Plus Bond Fund, unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first two years in the example reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Core Plus Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	41	141
Class Y	82	268

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage- and asset-backed securities. The Fund invests primarily in investment grade bonds, but may also invest up to 25% of its assets in non-investment grade fixed income securities, also known as high yield securities. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by S&P.

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The
Advisor employs a two-step process in managing each Fund. The first step is to establish the portfolio's duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor's estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration. The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

Once the Advisor has determined an overall market strategy, the second step is to select the most attractive bonds for each Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest-rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assembles each Fund's portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in each Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. These derivatives may be used to enhance
Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to the entire investment grade and high yield fixed income market, which can include underlying issuers rated as low as CCC by S&P.

Main Risks
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities
(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally, the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks: When a Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the
Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swaps: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

High Yield Security Risks: High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories.

Performance
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will be the successor to the Frontegra Columbus Core Plus Fund pursuant to a proposed reorganization that is expected to take place in April of
2011. Accordingly, once the reorganization is complete, the Frontegra Columbus
Core Plus Fund will be the accounting survivor for financial statement and performance reporting purposes. However, as of the date of this Prospectus, the reorganization has not yet been approved by the shareholders of the Frontegra
Columbus Core Plus Fund and has not occurred.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 11, 2011
Core Plus Bond Fund (Prospectus Summary) | Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SCOUT CORE PLUS BOND FUND SUMMARY
Risk/Return, Supplement Text Block	ck0001105128_SupplementTextBlock
 Supplement dated March 11, 2011 to the Prospectus dated March 11, 2011 for the
        Scout Core Bond Fund and Scout Core Plus Bond Fund (the "Funds")

In connection with the acquisition of Reams Asset Management Company, LLC by
Scout Investments, Inc. (the "Advisor") on November 30, 2010, it is proposed that the Frontegra Columbus Core Fund series (the "Frontegra Core Fund") of
Frontegra Funds, Inc. ("Frontegra") will be reorganized with and into the Scout
Bond Fund and the Frontegra Columbus Core Plus Fund series (the "Frontegra Core
Plus Fund" and, together with the Frontegra Core Fund, the "Frontegra Funds") of
Frontegra will be reorganized with and into the newly created Scout Core Plus
Bond Fund. The reorganization is subject to approval by the shareholders of the
Frontegra Funds. The Frontegra Funds shareholder meeting is scheduled for April of 2011.

Until the reorganization closes, the Advisor will continue to waive advisory fees and/or assume certain fund expenses in order to limit the Total Annual Fund
Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) of the Scout Bond Fund to no more than 0.57%, rather than the lower 0.40% that is reported in the Prospectus. Upon the closing of the reorganization, the Advisor has agreed to waive advisory fees and/or assume certain fund expenses through the later of April 21, 2013 or two years from the date of the closing of the reorganization in order to limit the Total Annual
Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) of the Scout Bond Fund before taking into account any Rule
12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%.

You should keep this Supplement for future reference. Additional copies of the
Prospectus may be obtained free of charge by calling (800) 996-2862.

Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Scout Core Plus Bond Fund's (the "Core Plus Bond Fund") investment objective is a high level of total return consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from Fund assets)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%. "Other Expenses" for Institutional Class shares and Class Y shares are based on the estimated amounts for the initial fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that only the first two years in the example reflect the effect of the Advisor's contractual agreement to limit overall Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its assets in bonds of varying maturities, including mortgage- and asset-backed securities. The Fund invests primarily in investment grade bonds, but may also invest up to 25% of its assets in non-investment grade fixed income securities, also known as high yield securities. Investment grade bonds include bonds rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by S&P.

The Advisor attempts to maximize total return over a long-term horizon through opportunistic investing in a broad array of eligible securities. The investment process combines top-down interest rate management with bottom-up bond selection, focusing on undervalued issues in the fixed income market. The
Advisor employs a two-step process in managing each Fund. The first step is to establish the portfolio's duration, or interest rate sensitivity. The Advisor determines whether the bond market is under- or over-priced by comparing current real interest rates (the nominal rate on the ten year bond less the Advisor's estimate of inflation) to historical real interest rates. If the current real rate is higher than historical norms, the market is considered undervalued and the Advisor will manage the portfolio with duration greater than the market duration. In general, securities with longer maturities are more sensitive to interest rate changes. If the current real rate is less than historical norms, the market is considered overvalued and the Advisor will run a defensive portfolio by managing the portfolio with duration less than the market duration. The Advisor normally structures the Fund so that the overall portfolio has a duration of between two and seven years based on market conditions.

Once the Advisor has determined an overall market strategy, the second step is to select the most attractive bonds for each Fund. The portfolio managers screen hundreds of bonds to determine how each will perform in various interest-rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assembles each Fund's portfolio from the best available values. The Advisor constantly monitors the expected returns of the securities in each Fund versus those available in the market and of other securities the firm is considering for purchase. The Advisor's strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the Fund's portfolio turnover rate will vary from year to year depending on market conditions.

The Fund may also invest in credit default swap agreements, which may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products. These derivatives may be used to enhance
Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to the entire investment grade and high yield fixed income market, which can include underlying issuers rated as low as CCC by S&P.

Risk, Heading	rr_RiskHeading	Main Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any mutual fund, there is a risk that you could lose money by investing in the Fund. The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. ("UMB") or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Bond Risks: The Fund's investments are subject to the risks inherent in individual bond selections. Yields and principal values of debt securities
(bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond. Fixed income securities may also be affected by changes in the credit rating or financial condition of their issuers.

Maturity Risks: The Fund will invest in bonds of varying maturities. Generally, the longer a bond's maturity, the greater the risk. Conversely, the shorter a bond's maturity, the lower the risk.

Credit Risks: Credit risk is the risk that an issuer will default on a security by failing to pay interest or principal when due.

Credit Ratings Risks: Ratings by nationally recognized ratings agencies generally represent the agencies' opinion of the credit quality of an issuer and may prove to be inaccurate.

Income Risks: The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Mortgage- and Asset-Backed Securities Risks: Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Portfolio Turnover Risks: When a Fund experiences a high portfolio turnover rate, you may realize significant taxable capital gains as a result of frequent trading of the Fund's assets and the Fund will incur transaction costs in connection with buying and selling securities, which may lower the Fund's return.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other securities instead or forego an investment opportunity.

Management Risks: The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Valuation Risks: The securities held by the Fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the
Fund's Board of Trustees. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Credit Default Swaps: Credit default swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Fund. The credit default swap market may be subject to additional regulations in the future.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

High Yield Security Risks: High yield securities involve greater risk than investment grade securities, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt securities and, as a result, are generally more sensitive to credit risk than securities in the higher-rated categories.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, there is a risk that you could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
There is no performance information presented for the Fund because the Fund had not commenced investment operations as of the date of this Prospectus. The Fund will be the successor to the Frontegra Columbus Core Plus Fund pursuant to a proposed reorganization that is expected to take place in April of
2011. Accordingly, once the reorganization is complete, the Frontegra Columbus
Core Plus Fund will be the accounting survivor for financial statement and performance reporting purposes. However, as of the date of this Prospectus, the reorganization has not yet been approved by the shareholders of the Frontegra
Columbus Core Plus Fund and has not occurred.

Core Plus Bond Fund (Prospectus Summary) | Core Plus Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation agreement may not be terminated prior to the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Plus Fund with and into the Scout Core Plus Bond Fund, unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.
Core Plus Bond Fund (Prospectus Summary) | Core Plus Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	This expense limitation agreement may not be terminated prior to the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Plus Fund with and into the Scout Core Plus Bond Fund, unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.
Core Plus Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Less Advisor's Fee Reduction and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses (after Fee Reduction and/or Expense Assumption)	rr_NetExpensesOverAssets	0.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	141
Core Plus Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Less Advisor's Fee Reduction and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses (after Fee Reduction and/or Expense Assumption)	rr_NetExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	268

[1]	"Other Expenses" for Class Y shares include a shareholder servicing fee of 0.15%. "Other Expenses" for Institutional Class shares and Class Y shares are based on the estimated amounts for the initial fiscal year.
[2]	Scout Investments, Inc. (the "Advisor") has entered into an agreement to reduce advisory fees and/or assume certain fund expenses through the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Plus Fund with and into the Scout Core Plus Bond Fund in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) before taking into account any Rule 12b-1 fees, shareholder servicing fees or acquired fund fees and expenses to no more than 0.40%. If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund's expenses to remain at the expense limit while it is reimbursed for fees that it reduced or expenses that it assumed during the previous three year period. This expense limitation agreement may not be terminated prior to the later of April 21, 2013 or two years from the date of the closing of the reorganization of the Frontegra Columbus Core Plus Fund with and into the Scout Core Plus Bond Fund, unless the Fund's Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.